Operating Assets and Liabilities - Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Operating Assets and Liabilities [Abstract]
Liabilities related to collaboration agreements	$ 79	$ 39		$ 22
Staff cost liabilities	171	102		94
Accounts payable	145	90		49
Other liabilities	679	263		182
Total	1,074	494		347
Non-current other payables	5	5	[1]	5	[1]
Current other payables	$ 1,069	$ 489	[1]	$ 342	[1]

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.